SUPPLEMENT TO THE PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
ALLSPRING VARIABLE TRUST FUNDS
For the Allspring VT International Equity Fund (the “Fund”)

At a meeting held October 19, 2023, the Board of Trustees of Allspring Variable Trust approved the following changes were approved effective on or about October 20, 2023.

I. Prospectus Change - Principal Investment Strategy

The section entitled “Fund Summary - Principal Investment Strategies” is amended to replace the 2nd bullet with the following:

• up to 10% of the Fund’s total assets in emerging market equity securities; and

In addition, the 3rd paragraph is replaced in its entirety with the following:

We use bottom-up stock selection, based on fundamental research, that emphasizes companies with resilient characteristics as the cornerstone of our investment process. We emphasize businesses that possess robust asset bases that produce sustainable cash flow growth through a cycle, created by efficient capital allocation and, typically, exhibit a commitment to returning value to shareholders through dividends. We emphasize dividend and cash flow yield among other valuation metrics to assess market sentiment and pricing opportunity. While long-term investors, we seek to drive excess returns through exploiting valuation opportunities that arise while recognizing the premium quality of these businesses. We balance exposures between companies with growth characteristics, expressed through growing earnings and dividends, with companies that have value characteristics, expressed through higher dividend yields and usually lower dividend growth. This focus on cash flow and dividend discipline drives a less volatile outcome that delivers both income and growth over a full market cycle. We conduct ongoing review, research, and analysis of our portfolio holdings. We may sell a stock if it achieves our investment objective for the position, if a stock’s fundamentals or price change significantly, if we change our view of a country or sector, or if the stock no longer fits within the risk characteristics of the Fund’s portfolio.

II. Prospectus Change - Benchmark

Effective October 20, 2023, the Fund will change one of its benchmarks from the MSCI ACWI ex USA Value Index to the MSCI EAFE (Net) Index. The new benchmark better aligns with the Fund’s new strategy. The below table row is inserted above the current table row for MSCI ACWI ex USA Value Index.

MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	-14.45%	1.54%	4.67%

III. Prospectus Change - Portfolio Management

Effective October 20, 2023, Venkateshwar Lal and Dale A. Winner, CFA are removed as portfolio managers of the Fund. Paige Henderson, CFA, CFP and Jonathan Drexel, CFA are added as portfolio managers to the Fund. Accordingly, the table in the section entitled “Fund Summary – Fund Management” is replaced with the following:

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Allspring Funds Management, LLC	Allspring Global Investments, LLC	Paige Henderson, CFA, CFP, Portfolio Manager / 2023 Jonathan Drexel, CFA, Portfolio Manager / 2023

In the section entitled “Management of the Funds - The Sub-Adviser and Portfolio Managers”, the table is amended to include the following:

Jonathan Drexel, CFA VT International Equity Fund	Mr. Drexel joined Allspring Investments or one of its predecessor firms in 2016, where he currently serves as a portfolio manager for the Resilient Global Equity team.

Paige Henderson, CFA, CFP VT International Equity Fund	Ms. Henderson joined Allspring Investments or one of its predecessor firms in 2012, where she currently serves as a portfolio manager for the Resilient Global Equity team.

IV: Statement of Additional Information Change

In the section entitled “Manager and Other Service Providers - Portfolio Managers”, the Management of Other Accounts tables are amended to add the following information:

Jonathan Drexel, CFA[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	5
	Total Assets Managed	$65.48M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
1.	This portfolio manager was added to the Fund on October 20, 2023. The information presented for this Fund is as of December 31, 2022, at which time they were not a manager of the Fund.

Paige Henderson, CFA, CPA[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	5
	Total Assets Managed	$65.48M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
1.	This portfolio manager was added to the Fund on October 20, 2023. The information presented for this Fund is as of December 31, 2022, at which time they were not a manager of the Fund.

V: Fund Liquidation

At a meeting held October 19, 2023, the Board of Trustees of Allspring Variable Trust approved the liquidation of the
Fund. The Fund is closed to new insurance companies effective immediately and will be closed to new direct investors and additional investments from existing shareholders effective at the close of business on April 26, 2024. The liquidation of the Fund is expected to occur on April 30, 2024. On April 30, 2024 all references to the Fund are hereby removed from the Fund’s prospectuses and statement of additional information.

October 20, 2023	SUP3008 10-23